Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.
Prospectus Date	rr_ProspectusDate	Feb. 01, 2017
Document Creation Date	dei_DocumentCreationDate	Jul. 25, 2017